Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Revenues:
Total revenues	$ 114,065	$ 112,165	$ 120,172
Cost of operations:
Compensation and benefits	48,010	48,109	51,069
Fuel expenses	17,434	14,991	15,157
Repairs & tires	7,194	7,077	7,777
Other operating	4,679	4,418	4,719
Insurance and losses	11,729	10,728	10,358
Depreciation expense	8,759	9,542	8,870
Rents, tags & utilities	3,385	3,384	3,834
Sales, general & administrative	9,735	9,404	9,626
Corporate expenses	2,124	2,711	2,946
Gain on property sale	0	0	(1,277)
Gain on equipment sales	(1,030)	(571)	(697)
Total cost of operations	112,019	109,793	112,382
Total operating profit	2,046	2,372	7,790
BP claim Settlement	0	0	1,687
Interest income and other	190	6	6
Interest expense	(39)	(80)	(130)
Income before income taxes	2,197	2,298	9,353
(Benefit from) Provision for income taxes	(2,922)	469	3,648
Net income	$ 5,119	$ 1,829	$ 5,705
Earnings per common share:
Net income - basic	$ 1.54	$ 0.55	$ 1.74
Net income - diluted	$ 1.54	$ 0.55	$ 1.74
Number of shares (in thousands) used in computing:
-basic earnings per common share	3,318	3,299	3,283
-diluted earnings per common share	3,320	3,302	3,285
Transportation
Revenues:
Transportation revenues	$ 103,131	$ 105,334	$ 115,592
Fuel Surcharges
Revenues:
Transportation revenues	$ 10,934	$ 6,831	$ 4,580